Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefit Plans
Employee Benefit Plans

Our pension and postretirement benefit liabilities represent the funded status of the present value of benefit obligations of our employee benefit plans. We develop pension, postretirement medical and life benefit costs from third-party actuarial valuations. We establish actuarial assumptions to anticipate future events and use those assumptions when calculating the expense and liabilities related to these plans. These factors include assumptions management makes concerning expected investment return on plan assets, discount rates, health care costs trend rates, turnover rates and rates of future compensation increases, among others. In addition, we use subjective factors such as withdrawal and mortality rates to develop actuarial valuations. Management reviews and updates these assumptions on an annual basis. The actuarial assumptions that we use may differ from actual results due to changing market rates or other factors. These differences could affect the amount of pension and postretirement medical and life benefit expense we will recognize in future periods.

Defined Contribution Plan. We sponsor a defined contribution plan in which we match our employees’ qualifying contributions, resulting in additional expense to us. Expenses related to the defined contribution plan were $9.9 million, $11.0 million and $11.4 million in 2017, 2018 and 2019, respectively.

Defined Benefit Plans. We sponsor two union pension plans that cover certain union employees (“USW plan” and “IUOE plan,” collectively, the “Union plans”), a pension plan for all non-union employees (“Salaried plan”) and a postretirement benefit plan for certain employees. The annual measurement date of these plans is December 31.

The following table presents the changes in benefit obligations and plan assets for pension benefits and other postretirement benefits, as well as the end-of-period accumulated benefit obligation for the years ended December 31, 2018 and 2019 (in thousands):

	Pension Benefits		Other Postretirement Benefits
	2018	2019	2018	2019
Change in benefit obligations:
Benefit obligations at beginning of year	$297,856	$308,949	$12,760	$12,080
Service cost	38,167	25,406	243	193
Interest cost	14,907	12,163	416	507
Plan participants’ contributions	—	—	357	564
Actuarial (gain) loss	(21,375)	54,171	(599)	3,300
Benefits paid	(14,356)	(11,409)	(1,097)	(1,437)
Settlement payments	(6,250)	(8,040)	—	—
Benefit obligations at end of year	308,949	381,240	12,080	15,207
Change in plan assets:
Fair value of plan assets at beginning of year	198,686	197,590	—	—
Employer contributions	31,717	31,630	740	873
Plan participants’ contributions	—	—	357	564
Actual (loss) return on plan assets	(12,207)	39,522	—	—
Benefits paid	(14,356)	(11,409)	(1,097)	(1,437)
Settlement payments	(6,250)	(8,040)	—	—
Fair value of plan assets at end of year	197,590	249,293	—	—
Funded status at end of year	$(111,359)	$(131,947)	$(12,080)	$(15,207)
Accumulated benefit obligations	$208,840	$274,353

At December 31, 2018 and 2019, the accumulated benefit obligations of each of our plans exceeded the fair value of the related plans’ assets.

The pension benefit obligations experienced an actuarial loss of $54.2 million in 2019 primarily due to the impact of decreases in the discount rates used to calculate the benefit obligations, partially offset by changes in salary assumptions and higher asset returns.

Amounts recognized in the consolidated balance sheets included in these financial statements were as follows (in thousands):

	Pension Benefits		Other Postretirement Benefits
	2018	2019	2018	2019
Amounts recognized in consolidated balance sheets:
Current accrued benefit cost	$—	$—	$859	$1,162
Long-term pension and benefits	111,359	131,947	11,221	14,045
	111,359	131,947	12,080	15,207
Accumulated other comprehensive loss:
Net actuarial loss	(91,669)	(107,625)	(5,409)	(8,378)
Prior service credit	3,067	2,886	—	—
	(88,602)	(104,739)	(5,409)	(8,378)
Net amount of liabilities and accumulated other comprehensive loss recognized in consolidated balance sheets	$22,757	$27,208	$6,671	$6,829

Net periodic benefit expense for the years ended December 31, 2017, 2018 and 2019 was as follows (in thousands):

	Pension Benefits			Other Postretirement Benefits
	2017	2018	2019	2017	2018	2019
Components of net periodic pension and postretirement benefit expense:
Service cost	$20,497	$38,167	$25,406	$243	$243	$193
Interest cost	9,865	14,907	12,163	475	416	507
Expected return on plan assets	(10,266)	(12,090)	(9,401)	—	—	—
Amortization of prior service credit	(181)	(181)	(181)	—	—	—
Amortization of actuarial loss	5,622	9,763	5,489	749	589	331
Settlement cost	2,460	1,964	2,606	—	—	—
Net periodic expense	$27,997	$52,530	$36,082	$1,467	$1,248	$1,031

The service component of our net periodic benefit expense (credit) is presented in operating expense and G&A expense, and the non-service components are presented in other (income) expense in our consolidated statements of income.

Net periodic benefit expense for the year ended December 31, 2018 includes corrections of $19.4 million resulting from an error in our third-party actuary’s valuation of our pension liabilities and net periodic pension expense. In addition, long-term pension and benefits increased $22.2 million and accumulated other comprehensive loss increased $2.8 million in our 2018 consolidated balance sheets as a result of this valuation error.
Changes in plan assets and benefit obligations recognized in other comprehensive income (loss) during 2017, 2018 and 2019 were as follows (in thousands):

	Pension Benefits			Other Postretirement Benefits
	2017	2018	2019	2017	2018	2019
Beginning balance	$(58,584)	$(97,226)	$(88,602)	$(7,881)	$(6,597)	$(5,409)
Net actuarial gain (loss)	(46,543)	(2,922)	(24,051)	535	599	(3,300)
Amortization of prior service credit	(181)	(181)	(181)	—	—	—
Amortization of actuarial loss	5,622	9,763	5,489	749	589	331
Settlement cost	2,460	1,964	2,606	—	—	—
Amount recognized in other comprehensive loss	(38,642)	8,624	(16,137)	1,284	1,188	(2,969)
Ending balance	$(97,226)	$(88,602)	$(104,739)	$(6,597)	$(5,409)	$(8,378)

Actuarial gains and losses are amortized over the average future service period of the current active plan participants expected to receive benefits. The corridor approach is used to determine when actuarial gains and losses are to be amortized and is equal to 10% of the greater of the projected benefit obligation or the market related value of plan assets. The amount of gain or loss in excess of the calculated corridor is subject to amortization. The estimated net actuarial loss and prior service credit for the defined benefit pension plans that will be amortized from AOCL into net periodic benefit cost in 2020 are $5.7 million and $0.2 million, respectively. The estimated net actuarial loss for the other defined benefit postretirement plan that will be amortized from AOCL into net periodic benefit cost in 2020 is $0.5 million.

The weighted-average rate assumptions used to determine projected benefit obligations were as follows:

	December 31,
	2018	2019
Discount rate—Salaried plan	3.99%	3.02%
Discount rate—USW plan	3.94%	2.96%
Discount rate—IUOE plan	4.12%	3.09%
Discount rate—Other Postretirement Benefits	4.08%	3.06%
Rate of compensation increase—Salaried plan	6.90%	4.72%
Rate of compensation increase—USW plan	3.50%	3.28%
Rate of compensation increase—IUOE plan	5.00%	4.78%

The weighted-average rate assumptions used to determine net pension and other postretirement benefit plans expense were as follows:

	For the Year Ended December 31,
	2017	2018	2019
Discount rate—Salaried plan	4.21%	3.70%	3.99%
Discount rate—USW plan	4.04%	3.63%	3.73%
Discount rate—IUOE plan	4.41%	3.79%	4.12%
Discount rate—Other Postretirement Benefits	3.85%	3.43%	4.08%
Rate of compensation increase—Salaried plan	4% - 11%	6.80%	6.90%
Rate of compensation increase—USW plan	3.50%	3.50%	3.50%
Rate of compensation increase—IUOE plan	5.00%	5.00%	5.00%
Expected rate of return on plan assets—Salaried plan	6.00%	6.00%	4.60%
Expected rate of return on plan assets—USW plan	6.00%	6.00%	4.60%
Expected rate of return on plan assets—IUOE plan	6.00%	6.00%	4.70%

The non-pension postretirement benefit plans provide for retiree contributions and contain other cost-sharing features such as deductibles and coinsurance. The accounting for these plans anticipates future cost sharing that is consistent with management’s expressed intent to increase the retiree contribution rate generally in line with health care cost increases.

The annual assumed rate of increase in the health care cost trend rate for 2020 is 6.0% decreasing systematically to 5.08% by 2027 for pre-65 year old participants. As of December 31, 2019, a 1.0% change in assumed health care cost trend rates would be immaterial.

The fair values of the pension plan assets at December 31, 2018 were as follows (in thousands):

Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Domestic Equity Securities(1):
Small-cap fund	$3,816	$3,816	$—	$—
Mid-cap fund	3,811	3,811	—	—
Large-cap fund	30,595	30,595	—	—
International equity fund	19,471	19,471	—	—
Fixed Income Securities(1):
Short-term bond fund	9,242	9,242	—	—
Intermediate-term bond fund	23,036	23,036	—	—
Long-term investment grade bond funds	99,118	99,118	—	—
Other:
Short-term investment fund	8,312	8,312	—	—
Group annuity contract	189	—	—	189
Fair value of plan assets	$197,590	$197,401	$—	$189

(1) We hold equity and fixed income securities through investments in mutual funds, which are dedicated to each category as indicated.

The fair values of the pension plan assets at December 31, 2019 were as follows (in thousands):

Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Domestic Equity Securities(1):
Small-cap fund	$5,087	$5,087	$—	$—
Mid-cap fund	5,095	5,095	—	—
Large-cap fund	40,884	40,884	—	—
International equity fund	25,580	25,580	—	—
Fixed Income Securities(1):
Short-term bond fund	3,590	3,590	—	—
Intermediate-term bond fund	29,485	29,485	—	—
Long-term investment grade bond funds	132,096	132,096	—	—
Other:
Short-term investment fund	7,300	7,300	—	—
Group annuity contract	176	—	—	176
Fair value of plan assets	$249,293	$249,117	$—	$176

(1) We hold equity and fixed income securities through investments in mutual funds, which are dedicated to each category as indicated.

As reflected in the tables above, Level 3 activity was not material.

The investment strategies for the various funds held as pension plan assets by asset category are as follows:

Asset Category	Fund’s Investment Strategy
Domestic Equity Securities:
Small-cap fund	Seeks to track performance of the Center for Research in Security Prices (“CRSP”) US Small Cap Index
Mid-cap fund	Seeks to track performance of the CRSP US Mid Cap Index
Large-cap fund	Seeks to track performance of the Standard & Poor’s 500 Index
International equity fund	Seeks long-term growth of capital by investing 65% or more of assets in international equities
Fixed Income Securities:
Short-term bond fund	Seeks current income with limited price volatility through investment in primarily high quality bonds
Intermediate-term bond fund	Seeks moderate and sustainable level of current income by investing primarily in high quality fixed income securities with maturities from five to ten years
Long-term investment grade bond funds	Seek high and sustainable current income through investment primarily in long-term high grade bonds
Other:
Short-term investment fund	Invests in high quality short-term money market instruments issued by the U.S. Treasury
Group annuity contract	Earns interest quarterly equal to the effective yield of the 91-day U.S. Treasury bill

The expected long-term rate of return on plan assets was determined by combining a review of projected returns, historical returns of portfolios with assets similar to the current portfolios of the union and non-union pension plans and target weightings of each asset classification. Our investment objective for the assets within the pension plans is to earn a return that meets or exceeds the growth of obligations that result from interest and changes in the discount rate, while avoiding excessive risk. Defined diversification goals are set in order to reduce the risk of wide swings in the market value from year to year, or of incurring large losses that may result from concentrated positions. As a result, our plan assets have no significant concentrations of credit risk. Additionally, liquidity risks are minimized because all of the funds that the plans have invested in are publicly traded. We evaluate risks based on the potential impact to the predictability of contribution requirements, probability of under-funding, expected risk-adjusted returns and investment return volatility. Funds are invested with multiple investment managers. Our liabilities are calculated using rates defined by the Pension Protection Act of 2006. Approximately 70% of the plans’ investments are allocated to fixed-income securities and invested to match the durations of the plans’ short, intermediate and long-term pension liabilities, with the amount invested in each duration reflecting that duration’s proportion of the plans’ liabilities. The remaining approximately 30% of the plans’ investments are allocated to equity securities.

The target allocation and actual weighted-average asset allocation percentages at December 31, 2018 and 2019 were as follows:

	2018		2019
	Actual	Target	Actual	Target
Equity securities	29%	30%	30%	30%
Fixed income securities	67%	67%	67%	67%
Other	4%	3%	3%	3%

As of December 31, 2019, the benefit amounts expected to be paid from plan assets through December 31, 2029 were as follows (in thousands):

	Pension Benefits	Other Postretirement Benefits
2020	$15,943	$1,163
2021	$16,473	$1,187
2022	$18,981	$1,141
2023	$21,445	$1,080
2024	$23,621	$938
2025 through 2029	$136,931	$4,069

Contributions estimated to be paid by us into the plans in 2020 are $31.3 million and $1.2 million for the pension and other postretirement benefit plans, respectively.